Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 3.9%
Charter Hall Group	11,884	86,512
Charter Hall Retail REIT	20,295	49,076
Cromwell Property Group	117,012	41,088
Dexus	48,971	261,466
Goodman Group	35,261	449,874
Mirvac Group	334,166	499,773
National Storage REIT	7,758	12,710
REA Group Ltd.	878	78,433
Region RE Ltd.	41,594	67,881
Scentre Group	403,661	711,327
Stockland	243,914	675,538
The GPT Group	81,408	221,754
Vicinity Ltd.	266,751	321,733
Waypoint REIT Ltd.	28,785	49,966
		3,527,131

Belgium 0.2%
Aedifica S.A.	576	38,697
Cofinimmo S.A.	1,325	102,961
Warehouses De Pauw CVA	2,532	71,233
		212,891

Brazil 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	36,881	135,797
Multiplan Empreendimentos Imobiliarios S.A.	11,900	62,229
		198,026

Canada 2.7%
Allied Properties Real Estate Investment Trust	6,892	112,810
Altus Group Ltd.	1,560	50,759
Artis Real Estate Investment Trust	13,464	68,932
Boardwalk Real Estate Investment Trust	2,127	94,700
Canadian Apartment Properties REIT	6,922	250,110
Chartwell Retirement Residences	17,714	117,571
Choice Properties Real Estate Investment Trust	10,423	104,115
Colliers International Group, Inc.	1,047	97,519
Crombie Real Estate Investment Trust	6,451	67,955
Dream Industrial Real Estate Investment Trust	5,866	59,805
Dream Office Real Estate Investment Trust	6,017	64,492
First Capital Real Estate Investment Trust	17,568	192,957
FirstService Corp.	955	138,730
Granite Real Estate Investment Trust	1,417	83,152
H&R Real Estate Investment Trust	29,635	221,144
SECURITY	NUMBER OF SHARES	VALUE ($)
Killam Apartment Real Estate Investment Trust	5,236	67,499
NorthWest Healthcare Properties Real Estate Investment Trust	10,893	60,022
Primaris Real Estate Investment Trust	1,151	10,675
RioCan Real Estate Investment Trust	24,528	361,731
SmartCentres Real Estate Investment Trust	8,725	162,867
Tricon Residential, Inc.	6,844	55,004
		2,442,549

China 9.3%
Agile Group Holdings Ltd. *(a)	1,385,000	212,523
A-Living Smart City Services Co., Ltd.	25,250	15,756
C&D International Investment Group Ltd. *	22,719	57,073
China Aoyuan Group Ltd. *(b)	729,127	0
China Evergrande Group *(b)	4,094,000	0
China Jinmao Holdings Group Ltd.	1,885,000	269,787
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	55,300	98,664
China Overseas Grand Oceans Group Ltd.	320,000	143,433
China Overseas Land & Investment Ltd.	655,000	1,329,221
China Resources Land Ltd.	340,000	1,272,605
China SCE Group Holdings Ltd.	1,523,000	94,367
China South City Holdings Ltd. *	1,368,000	78,701
China Vanke Co., Ltd., A Shares	154,100	308,856
China Vanke Co., Ltd., H Shares	440,800	582,277
CIFI Holdings Group Co., Ltd. (b)	1,637,440	127,140
Country Garden Holdings Co., Ltd. (a)	4,435,000	817,250
Country Garden Services Holdings Co., Ltd.	56,900	66,330
Dexin China Holdings Co., Ltd.	207,000	9,782
Fantasia Holdings Group Co., Ltd. *(b)	2,614,500	0
Gemdale Corp., A Shares	47,000	47,906
Gemdale Properties & Investment Corp., Ltd.	1,374,000	72,021
Greentown China Holdings Ltd.	113,000	106,183
Guangzhou R&F Properties Co., Ltd., H Shares *	2,846,622	425,892
Hopson Development Holdings Ltd.	162,682	137,661
Jiayuan International Group Ltd. *(b)	534,000	10,382
KE Holdings, Inc., ADR *	8,277	117,864
KWG Group Holdings Ltd. *	820,000	64,985
Longfor Group Holdings Ltd.	259,000	498,772
Midea Real Estate Holding Ltd.	55,400	48,352
Poly Developments and Holdings Group Co., Ltd., A Shares	95,300	170,634
Poly Property Group Co., Ltd	1,090,000	242,422
Red Star Macalline Group Corp. Ltd., A Shares	16,500	10,992
Redsun Properties Group Ltd. *	243,000	7,151
Ronshine China Holdings Ltd. *	1,000,000	35,832
Seazen Group Ltd. *	1,000,000	176,422
Seazen Holdings Co., Ltd., A Shares *	24,700	48,544
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	73,300	104,339
Shinsun Holdings Group Co., Ltd. *(b)	1,290,000	28,830

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sino-Ocean Group Holding Ltd. *	2,233,500	135,602
Times China Holdings Ltd. *	1,149,498	69,831
Yuexiu Property Co., Ltd.	226,359	245,206
Yuzhou Group Holdings Co., Ltd. *(a)	2,732,963	71,959
Zhenro Properties Group Ltd. *	2,302,000	30,621
Zhongliang Holdings Group Co., Ltd. *	274,500	11,742
		8,403,910

France 2.3%
Altarea S.C.A. *	404	51,056
Carmila S.A. *	3,692	55,124
Covivio S.A.	3,891	191,059
Gecina S.A.	2,584	265,405
ICADE	4,733	188,973
Klepierre S.A.	18,767	426,460
Mercialys S.A.	12,422	99,892
Nexity S.A.	11,871	244,039
Unibail-Rodamco-Westfield *	12,393	570,192
		2,092,200

Germany 1.7%
ADLER Group S.A. *	46,134	23,147
Aroundtown S.A.	72,704	76,315
Deutsche Wohnen SE	2,844	56,650
DIC Asset AG	4,869	27,673
Grand City Properties S.A.	10,406	76,865
LEG Immobilien SE *	3,661	190,672
TAG Immobilien AG *	20,069	161,241
Vonovia SE	47,387	871,892
		1,484,455

Hong Kong 8.4%
CK Asset Holdings Ltd.	213,250	1,149,452
Fortune Real Estate Investment Trust	100,000	72,158
Hang Lung Properties Ltd.	147,000	232,816
Henderson Land Development Co., Ltd.	112,866	358,107
Hongkong Land Holdings Ltd.	105,127	450,608
Hysan Development Co., Ltd.	44,500	112,830
Kerry Properties Ltd.	145,000	316,631
Link REIT	84,800	493,112
New World Development Co., Ltd.	332,460	794,263
Powerlong Real Estate Holdings Ltd.	1,318,000	150,108
Sino Land Co., Ltd.	238,204	309,840
Sun Hung Kai Properties Ltd.	160,142	2,040,307
Swire Properties Ltd.	71,000	169,253
The Wharf Holdings Ltd.	157,000	329,621
Wharf Real Estate Investment Co., Ltd.	110,200	543,687
		7,522,793

Japan 12.7%
Activia Properties, Inc.	32	90,283
Advance Residence Investment Corp.	46	118,124
Aeon Mall Co., Ltd.	19,300	243,302
AEON REIT Investment Corp.	88	101,372
Comforia Residential REIT, Inc.	22	53,424
Daito Trust Construction Co., Ltd.	12,870	1,222,338
Daiwa House REIT Investment Corp.	68	142,683
Daiwa Office Investment Corp.	12	49,916
Daiwa Securities Living Investments Corp.	73	62,385
Frontier Real Estate Investment Corp.	19	67,196
Fukuoka REIT Corp.	51	59,658
GLP J-REIT	113	119,865
Heiwa Real Estate Co., Ltd.	2,400	62,837
Hulic Co., Ltd.	34,300	285,753
Hulic REIT, Inc.	43	48,942
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	58	66,600
Invincible Investment Corp.	201	85,478
Japan Excellent, Inc.	82	73,343
Japan Hotel REIT Investment Corp.	166	94,197
Japan Logistics Fund, Inc.	29	67,919
Japan Metropolitan Fund Invest	299	211,426
Japan Prime Realty Investment Corp.	39	100,426
Japan Real Estate Investment Corp.	54	205,288
Kenedix Office Investment Corp.	42	95,170
Kenedix Residential Next Investment Corp.	32	49,084
Kenedix Retail REIT Corp.	29	52,221
LaSalle Logiport REIT	12	14,455
Mirarth Holdings, Inc.	25,700	76,792
Mitsubishi Estate Co., Ltd.	115,300	1,320,397
Mitsui Fudosan Co., Ltd.	101,400	1,933,432
Mori Hills Reit Investment Corp.	51	56,378
Nippon Accommodations Fund, Inc.	17	82,674
Nippon Building Fund, Inc.	57	228,146
Nippon Kanzai Holdings Co., Ltd.	2,700	50,372
Nippon Prologis REIT, Inc.	53	111,051
NIPPON REIT Investment Corp.	22	51,428
Nomura Real Estate Holdings, Inc.	17,700	427,775
Nomura Real Estate Master Fund, Inc.	222	260,964
NTT UD REIT Investment Corp.	64	59,268
Open House Group Co., Ltd.	6,000	230,098
Orix JREIT, Inc.	116	155,313
Relo Group, Inc.	6,500	91,253
SAMTY Co., Ltd.	3,300	50,396
Sekisui House REIT, Inc.	135	76,984
Starts Corp., Inc.	5,900	114,571
Sumitomo Realty & Development Co., Ltd.	41,900	1,010,506
Sun Frontier Fudousan Co., Ltd.	5,900	55,719
Tama Home Co., Ltd.	500	12,485
Tokyo Tatemono Co., Ltd.	24,100	296,856
Tokyu Fudosan Holdings Corp.	110,400	588,266
Tokyu REIT, Inc.	36	48,238
United Urban Investment Corp.	161	170,914
		11,403,961

Mexico 0.7%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	23,800	75,508
FIBRA Macquarie Mexico	58,300	98,908
Fibra Uno Administracion S.A. de C.V.	252,100	365,986
PLA Administradora Industrial S. de R.L de C.V.	56,400	102,571
		642,973

Netherlands 0.2%
Eurocommercial Properties N.V.	4,077	93,187
Wereldhave N.V.	6,446	94,542
		187,729

Philippines 1.0%
AC Energy Corp. *	84,210	8,784
Ayala Corp.	25,120	295,066
Ayala Land, Inc.	495,932	232,106
GT Capital Holdings, Inc.	19,060	175,087
Robinsons Land Corp.	177,300	43,869
SM Prime Holdings, Inc.	266,800	155,278
		910,190

Singapore 1.6%
CapitaLand Ascendas REIT	116,588	232,691
CapitaLand Ascott Trust	107,680	84,412

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CapitaLand China Trust	63,000	46,596
CapitaLand Integrated Commercial Trust	121,305	179,420
CapitaLand Investment Ltd.	54,038	132,251
City Developments Ltd.	33,500	167,159
Frasers Logistics & Commercial Trust	65,800	60,287
Manulife US Real Estate Investment Trust	132,500	22,360
Mapletree Industrial Trust	51,944	87,159
Mapletree Logistics Trust	79,731	97,801
Mapletree Pan Asia Commercial Trust	69,327	84,592
Suntec Real Estate Investment Trust	74,100	71,829
UOL Group Ltd.	36,480	171,336
		1,437,893

South Africa 1.0%
Fortress REIT Ltd., Class A *	131,927	85,829
Growthpoint Properties Ltd.	420,525	249,303
Hyprop Investments Ltd.	49,015	75,018
NEPI Rockcastle N.V.	32,111	183,429
Redefine Properties Ltd.	948,039	149,812
Resilient REIT Ltd.	27,508	55,801
Vukile Property Fund Ltd.	104,982	66,017
		865,209

Sweden 0.7%
Castellum AB (a)	17,040	160,382
Fabege AB	10,333	73,959
Fastighets AB Balder, B Shares *	16,688	56,327
JM AB	12,930	156,198
Pandox AB	5,529	56,912
Sagax AB, Class B	520	10,294
Samhallsbyggnadsbolaget i Norden AB	36,754	11,850
Wihlborgs Fastigheter AB	12,143	87,044
		612,966

Switzerland 0.9%
Allreal Holding AG	1,053	174,302
Mobimo Holding AG	393	102,379
PSP Swiss Property AG	1,239	133,289
Swiss Prime Site AG	4,781	404,373
		814,343

Taiwan 0.4%
Farglory Land Development Co., Ltd.	32,000	65,255
Highwealth Construction Corp.	90,533	125,386
Huaku Development Co., Ltd.	25,000	73,275
Kindom Development Co., Ltd.	15,000	14,399
Ruentex Development Co., Ltd.	55,082	62,461
		340,776

Thailand 0.9%
AP Thailand PCL NVDR	283,761	94,559
Central Pattana PCL NVDR	95,500	185,053
Digital Telecommunications Infrastructure Fund, Class F	205,800	72,740
Land & Houses PCL NVDR	810,711	197,898
Sansiri PCL NVDR	2,742,183	137,047
Supalai PCL NVDR	177,382	102,943
		790,240

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 1.3%
Aldar Properties PJSC	207,690	287,945
Emaar Development PJSC	83,881	118,239
Emaar Properties PJSC	468,883	783,897
		1,190,081

United Kingdom 2.2%
Assura plc	77,046	45,965
Big Yellow Group plc	4,643	66,651
Derwent London plc	4,235	113,541
Grainger plc	31,262	96,599
Great Portland Estates plc	11,241	67,595
Hammerson plc	350,765	108,211
Intu Properties plc *(b)	184,056	0
Land Securities Group plc	45,389	340,999
LondonMetric Property plc	21,736	48,718
Primary Health Properties plc	37,709	46,736
Rightmove plc	18,793	122,737
Safestore Holdings plc	5,880	68,509
Savills plc	15,376	174,512
Segro plc	20,963	208,371
Sirius Real Estate Ltd.	49,708	50,704
The British Land Co., plc	58,452	250,122
The Unite Group plc	5,438	60,668
Tritax Big Box REIT plc	39,866	69,541
Workspace Group plc	9,284	58,091
		1,998,270

United States 47.2%
Acadia Realty Trust	6,054	77,915
Agree Realty Corp.	1,039	67,005
Alexander & Baldwin, Inc.	8,261	151,342
Alexandria Real Estate Equities, Inc.	3,722	422,298
American Assets Trust, Inc.	3,134	59,703
American Homes 4 Rent, Class A	7,016	240,509
American Tower Corp.	9,996	1,843,662
Americold Realty Trust, Inc.	9,551	279,844
Anywhere Real Estate, Inc. *	56,498	342,943
Apartment Income REIT Corp.	7,469	259,100
Apple Hospitality REIT, Inc.	19,713	286,430
Ashford Hospitality Trust, Inc. *	10,606	44,015
AvalonBay Communities, Inc.	5,218	907,828
Boston Properties, Inc.	11,365	553,135
Brandywine Realty Trust	28,847	112,503
Brixmor Property Group, Inc.	20,314	406,889
Broadstone Net Lease, Inc.	3,378	52,967
Camden Property Trust	3,225	336,916
CBRE Group, Inc., Class A *	21,169	1,585,982
Centerspace	869	51,106
Chatham Lodging Trust	5,227	49,082
Corporate Office Properties Trust	7,580	172,976
CoStar Group, Inc. *	3,731	296,241
Cousins Properties, Inc.	7,930	157,966
Crown Castle, Inc.	12,916	1,462,220
CubeSmart	5,842	259,619
Cushman & Wakefield plc *	12,019	95,311
DiamondRock Hospitality Co.	19,579	153,695
Digital Realty Trust, Inc.	9,909	1,015,276
DigitalBridge Group, Inc.	28,321	352,880
Diversified Healthcare Trust	280,748	381,817
Douglas Elliman, Inc.	2,978	8,666
Douglas Emmett, Inc.	14,510	168,316
Easterly Government Properties, Inc.	4,422	61,377
EastGroup Properties, Inc.	812	133,663
Elme Communities	6,291	95,057
Empire State Realty Trust, Inc., Class A	18,945	116,891

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPR Properties	5,182	216,141
Equinix, Inc.	2,210	1,647,666
Equity Commonwealth	3,546	72,516
Equity LifeStyle Properties, Inc.	4,576	289,066
Equity Residential	15,616	949,453
Essential Properties Realty Trust, Inc.	2,310	55,278
Essex Property Trust, Inc.	2,403	519,192
eXp World Holdings, Inc.	1,134	17,452
Extra Space Storage, Inc.	2,800	403,956
Federal Realty Investment Trust	3,277	289,031
First Industrial Realty Trust, Inc.	3,241	168,467
Four Corners Property Trust, Inc.	2,389	61,397
Gaming & Leisure Properties, Inc.	8,117	390,752
Getty Realty Corp.	1,726	59,150
Global Net Lease, Inc.	8,620	82,924
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	370	8,706
Healthcare Realty Trust, Inc.	18,153	337,827
Healthpeak Properties, Inc.	24,961	498,222
Highwoods Properties, Inc.	9,242	191,125
Host Hotels & Resorts, Inc.	61,549	1,021,713
Hudson Pacific Properties, Inc.	17,886	83,528
Independence Realty Trust, Inc.	1,072	18,513
Industrial Logistics Properties Trust	14,322	25,923
InvenTrust Properties Corp.	1,035	22,242
Invitation Homes, Inc.	14,939	506,133
Iron Mountain, Inc.	17,608	940,619
JBG SMITH Properties	9,054	128,205
Jones Lang LaSalle, Inc. *	6,502	912,491
Kennedy-Wilson Holdings, Inc.	9,265	142,959
Kilroy Realty Corp.	6,576	178,473
Kimco Realty Corp.	21,211	389,858
Kite Realty Group Trust	6,504	126,438
Lamar Advertising Co., Class A	4,257	382,619
Life Storage, Inc.	2,047	260,767
LTC Properties, Inc.	1,789	57,445
LXP Industrial Trust	14,673	151,719
Marcus & Millichap, Inc.	1,747	51,274
Medical Properties Trust, Inc.	25,679	211,852
Mid-America Apartment Communities, Inc.	3,728	548,240
National Health Investors, Inc.	2,077	108,232
National Storage Affiliates Trust	1,614	59,089
Newmark Group, Inc., Class A	11,664	66,718
NNN REIT, Inc.	5,930	252,262
Office Properties Income Trust	9,508	68,838
Omega Healthcare Investors, Inc.	12,725	379,332
Opendoor Technologies, Inc. *	14,882	39,289
Outfront Media, Inc.	14,526	208,012
Paramount Group, Inc.	32,663	141,757
Park Hotels & Resorts, Inc.	38,997	504,621
Pebblebrook Hotel Trust	10,163	137,810
Phillips Edison & Co., Inc.	1,195	34,667
Physicians Realty Trust	10,216	139,551
Piedmont Office Realty Trust, Inc., Class A	19,837	123,585
Prologis, Inc.	14,176	1,765,621
Public Storage	3,169	897,778
Realty Income Corp.	8,891	528,481
Regency Centers Corp.	6,825	384,043
Retail Opportunity Investments Corp.	6,446	78,641
Rexford Industrial Realty, Inc.	1,683	91,623
RLJ Lodging Trust	24,997	256,969
RPT Realty	7,885	73,488
Ryman Hospitality Properties, Inc.	2,161	198,229
Sabra Health Care REIT, Inc.	17,032	191,780
SBA Communications Corp.	1,201	266,358
Service Properties Trust	65,702	539,413
Simon Property Group, Inc.	17,718	1,863,048
SITE Centers Corp.	14,825	176,714
SL Green Realty Corp.	10,953	253,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit Realty Capital, Inc.	4,674	182,566
STAG Industrial, Inc.	4,907	170,764
Summit Hotel Properties, Inc.	12,244	80,198
Sun Communities, Inc.	2,742	347,219
Sunstone Hotel Investors, Inc.	20,886	206,145
Tanger Factory Outlet Centers, Inc.	9,466	192,822
Terreno Realty Corp.	1,174	72,001
The GEO Group, Inc. *	38,876	290,015
The Howard Hughes Corp. *	1,366	101,863
The Macerich Co.	31,936	307,863
The Necessity Retail REIT, Inc.	9,024	57,663
The RMR Group, Inc., Class A	429	9,236
UDR, Inc.	9,927	393,804
Uniti Group, Inc.	37,129	138,120
Urban Edge Properties	8,686	115,784
Ventas, Inc.	30,401	1,311,499
Veris Residential, Inc. *	7,993	129,167
VICI Properties, Inc.	11,381	352,014
Vornado Realty Trust	23,299	315,934
Welltower, Inc.	22,929	1,710,733
WP Carey, Inc.	5,381	373,226
Xenia Hotels & Resorts, Inc.	13,211	153,908
Zillow Group, Inc., Class A *	904	40,490
Zillow Group, Inc., Class C *	2,635	120,182
		42,484,985
Total Common Stocks (Cost $94,034,672)		89,563,571

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares Core US REIT ETF	1,220	60,048
Total Investment Companies (Cost $59,729)		60,048

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	1,116,943	1,116,943
Total Short-Term Investments (Cost $1,116,943)		1,116,943
Total Investments in Securities (Cost $95,211,344)		90,740,562

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/16/23	4	127,160	465
MSCI EAFE Index, expires 06/16/23	1	102,670	(3,537)
MSCI Emerging Markets Index, expires 06/16/23	2	95,680	(1,253)
Net Unrealized Depreciation			(4,325)

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,025,964.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$45,768,533	$—	$—	$45,768,533
Australia	—	3,527,131	—	3,527,131
Belgium	—	212,891	—	212,891
China	117,864	8,119,694	166,352 *	8,403,910
France	—	2,092,200	—	2,092,200
Germany	23,147	1,461,308	—	1,484,455
Hong Kong	329,621	7,193,172	—	7,522,793
Japan	—	11,403,961	—	11,403,961
Netherlands	—	187,729	—	187,729
Philippines	—	910,190	—	910,190
Singapore	—	1,437,893	—	1,437,893
South Africa	629,568	235,641	—	865,209
Sweden	—	612,966	—	612,966
Switzerland	—	814,343	—	814,343
Taiwan	—	340,776	—	340,776
Thailand	72,740	717,500	—	790,240
United Arab Emirates	—	1,190,081	—	1,190,081
United Kingdom	427,165	1,571,105	0 *	1,998,270
Investment Companies[1]	60,048	—	—	60,048
Short-Term Investments[1]	1,116,943	—	—	1,116,943
Futures Contracts[2]	465	—	—	465
Liabilities
Futures Contracts[2]	(4,790)	—	—	(4,790)
Total	$48,541,304	$42,028,581	$166,352	$90,736,237

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY23